Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2015
2017 Derivatives [Member] [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Fair Value
Neither the 2017 Notes Conversion Derivative nor the 2017 Notes Hedges qualify for hedge accounting, thus any change in the fair value of the derivatives is recognized immediately in the condensed consolidated statements of operations. The following table summarizes the gain (loss) on changes in fair value (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
2017 Notes Hedges	$—	$(12,000)	$(10,236)	$(6,000)
2017 Notes Conversion Derivative	4,407	11,000	18,705	4,000
Net gain (loss) on changes in fair value	$4,407	$(1,000)	$8,469	$(2,000)

Summary of fair value and the presentation in the consolidated balance sheet
The following table summarizes the fair value and the presentation in the condensed consolidated balance sheet (in thousands):

	Location on condensed consolidated balance sheet	September 30, 2015	December 31, 2014
2017 Notes Hedges	Other assets	$—	$80,000
2017 Notes Conversion Derivative	Other liabilities	$8,143	$76,000

2020 Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in Fair Value

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
2020 Notes Hedges	$(21,512)	$—	$(42,617)	$—
2020 Notes Conversion Derivative	21,757	—	46,169	—
Net gain on changes in fair value	$245	$—	$3,552	$—

Summary of fair value and the presentation in the consolidated balance sheet

	Location on condensed consolidated balance sheet	September 30, 2015	December 31, 2014
2020 Notes Hedges	Other assets	$102,226	$—
2020 Notes Conversion Derivative	Other liabilities	$103,615	$—